Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Related Party Text Block Abstract
Schedule of remuneration of directors and key management personnel
	2022	2021

Payments to key management personnel:
Salaries, consulting and directors’ fees	$851,262	$626,923
Share-based payments	1,792,129	490,946
Total	$2,643,391	$1,117,869

Schedule of classified within profit and loss
		(in thousands)
Type of Service	Nature of Relationship	2022	2021

Selling and marketing expenses	VP Technology/VP Sales International	152	87
General and administrative expense	Companies controlled by the CEO, CFO and Directors	699	540